Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (33.2%)
$145,342	Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M3, 4.68% (US0001M + 98 bps), 6/28/44, Callable 12/28/22 @ 100*	$144,899
570,718	CDC Mortgage Capital Trust, Series 2002-HE1, Class A, 4.66% (US0001M + 62 bps), 1/25/33, Callable 12/25/22 @ 100*	557,047
511,415	CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 5.37% (US0001M + 135 bps), 10/25/37, Callable 7/25/23 @ 100*(a)	507,581
9	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34, Callable 12/25/22 @ 100*(b)	8
651,676	CLI Funding VIII LLC, Series 2021-1A, Class B, 2.38%, 2/18/46(a)	539,388
228	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 5.08%, 5/25/32, Callable 12/25/22 @ 100*(b)(c)	226
1,347,475	Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.98%, 10/20/49, Callable 10/20/24@ 100*(a)	1,194,464
806,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	699,855
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 5.46% (US0001M + 188 bps), 11/25/34, Callable 12/25/22 @ 100*	337,720
1,303,572	Goodgreen Trust, Series 2021-1A, Class A, 2.63%, 4/15/55, Callable 10/15/38 @ 100*(a)	1,071,840
345,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 1/2/23 @ 100*(a)	309,035
19	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)(c)	18
773,225	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	672,283
31,141	Lendingpoint Asset Securitization Trust, Series 2021-A, Class A, 1.00%, 12/15/28, Callable 12/15/22 @ 100*(a)	31,086
196,824	NMEF Funding LLC, Series 2021-A, Class A2, 0.81%, 12/15/27, Callable 8/15/23 @ 100*(a)	193,516
1,544,899	NovaStar Mortgage Funding Trust, Series 2003-2, Class M2, 6.79% (US0001M + 278 bps), 9/25/33, Callable 12/25/22 @ 100*	1,547,489
335,120	RAAC Trust, Series 2007-SP1, Class M1, 4.90% (US0001M + 86 bps), 3/25/37, Callable 12/25/22 @ 100*	331,526
73,631	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 5.05%, 3/25/32, Callable 12/25/22 @ 100*	66,416
1,505	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.25%, 12/25/33, Callable 12/25/22 @ 100*(b)(c)	1,411
1,531,917	Sonic Capital LLC, Series 2021-1A, Class A2I, 2.19%, 8/20/51, Callable 8/20/25 @ 100*(a)	1,253,995
50,303	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.07%, 5/25/35, Callable 12/25/22 @ 100*(b)(c)	45,399
352,603	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A1, 4.72% (US0001M + 68 bps), 4/25/33, Callable 12/25/22 @ 100*	350,399

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$686,853	Structured Asset Investment Loan Trust, Series 2005-HE3, Class M1, 4.74% (US0001M + 72 bps), 9/25/35, Callable 12/25/22 @ 100*	$666,866
160,599	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34, Callable 12/25/22 @ 100*(b)(c)	157,459
1,323,000	Taco Bell Funding LLC, Series 2016-1A, Class A23, 4.97%, 5/25/46, Callable 5/25/23 @ 100*(a)	1,269,138
539,696	Textainer Marine Containers VII, Ltd., Series 2020-1A, Class A, 2.73%, 8/21/45, Callable 12/20/22 @ 100*(a)	486,745
844,063	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	773,663
646,813	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	529,664
Total Asset Backed Securities (Cost $15,454,025)		13,739,136

Mortgage Backed Securities† (31.1%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.8%)
79,545	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.45%, 2/25/36, Callable 12/25/22 @ 100*(b)	59,871
9,004	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 4.20%, 7/25/35, Callable 12/25/22 @ 100*(b)	6,417
9,918	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.00% (12MTA + 131 bps), 7/20/35, Callable 12/19/22 @ 100*	8,029
965	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 4.12% (US0001M + 10 bps), 10/25/36, Callable 12/25/22 @ 100*	817
1,714	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32%, 10/25/44, Callable 12/25/22 @ 100*(b)(c)	1,609
3,296	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36, Callable 12/25/22 @ 100*(b)	2,852
3,059	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.77%, 9/25/34, Callable 12/25/22 @ 100*(b)	2,724
14,912	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.03%, 4/21/34, Callable 12/21/22 @ 100*(b)	13,958
225,605	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.04%, 8/25/35, Callable 12/25/22 @ 100*(b)	224,871
23,966	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.07%, 9/25/34, Callable 12/25/22 @ 100*(b)	21,811
13,669	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.60%, 1/25/36, Callable 12/25/22 @ 100*(b)	10,540
		353,499
Alt-A - Fixed Rate Mortgage Backed Securities (1.2%)
10,531	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35, Callable 12/25/22 @ 100*	8,614

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$14,465	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36, Callable 12/25/22 @ 100*	$12,632
11,478	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35, Callable 12/25/22 @ 100*	7,962
15,491	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36, Callable 12/25/22 @ 100*	6,807
16,437	Countrywide Alternative Loan Trust, Series 2006- 31CB, Class A16, 6.00%, 11/25/36, Callable 12/25/22 @ 100*	10,029
16,027	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37, Callable 12/25/22 @ 100*	9,142
117,861	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 12/25/22 @ 100*	53,156
55,294	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34, Callable 12/25/22 @ 100*	49,464
109	Master Alternative Loans Trust, Series 2004-3, Class 1A1, 5.00%, 3/25/19, Callable 12/25/22 @ 100*	102
699	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 12/25/22 @ 100*	586
2,947	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/22 @ 100*	2,842
257,705	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34, Callable 12/25/22 @ 100*	252,191
19,091	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34, Callable 12/25/22 @ 100*	18,876
2,765	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34, Callable 12/25/22 @ 100*	2,759
101	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19, Callable 12/25/22 @ 100*	101
5,570	Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19, Callable 12/25/22 @ 100*	5,183
21,840	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36, Callable 12/25/22 @ 100*	17,494
40,571	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36, Callable 3/25/24 @ 100*	13,298
24,586	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37, Callable 12/25/22 @ 100*	14,134
7,678	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35, Callable 12/25/22 @ 100*	7,455
		492,827
Prime Adjustable Rate Mortgage Backed Securities (2.7%)
234	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 3.34%, 5/25/35(b)	232

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$327,920	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36, Callable 12/25/22 @ 100*(b)(c)	$55,442
253,437	Banc of America Funding Corp., Series 2015-R3, Class 4A1, 4.17% (US0001M + 15 bps), 3/27/37(a)	252,161
4,150	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 2.84%, 2/25/36, Callable 12/25/22 @ 100*(b)	3,661
3,977	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 3.31%, 6/25/34, Callable 12/25/22 @ 100*(b)	3,593
2,709	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.87%, 11/20/46, Callable 12/20/22 @ 100*(b)	2,374
4,716	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.05%, 9/25/33, Callable 12/25/22 @ 100*(b)	4,296
4,551	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 3.77%, 9/25/34, Callable 12/25/22 @ 100*(b)	4,047
10,429	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.13%, 10/25/36, Callable 12/25/22 @ 100*(b)	9,074
2,555	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.25%, 1/25/35, Callable 12/25/22 @ 100*(b)	2,393
3,385	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 5.23% (H15T1Y + 230 bps), 10/25/35, Callable 12/25/22 @ 100*	3,105
4,185	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.43%, 3/25/31, Callable 12/25/22 @ 100*(b)	4,113
8,919	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.72%, 7/25/37, Callable 12/25/22 @ 100*(b)	7,331
4,941	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 3.84%, 8/25/35(b)	4,705
3,217	Countrywide Home Loans, Series 2003-60, Class 2A1, 2.12%, 2/25/34, Callable 12/25/22 @ 100*(b)	2,910
220	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33, Callable 12/25/22 @ 100*(b)	177
6,624	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.11%, 2/19/34, Callable 12/19/22 @ 100*(b)	6,288
23,693	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 3.41%, 11/25/32, Callable 12/25/22 @ 100*(b)	12,666
19,953	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 3.54%, 11/25/34, Callable 12/25/22 @ 100*(b)	19,011
4,899	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 3.93%, 10/25/35, Callable 12/25/22 @ 100*(b)	4,529
24,308	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.60%, 11/19/35, Callable 12/19/22 @ 100*(b)	19,929

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$4,711	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 3.06%, 11/25/35, Callable 12/25/22 @ 100*(b)	$4,609
16,095	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.19%, 4/25/35, Callable 12/25/22 @ 100*(b)	14,491
59,272	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.75%, 1/19/35, Callable 12/19/22 @ 100*(b)	51,951
3,060	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 3.88%, 12/19/35, Callable 12/19/22 @ 100*(b)	2,850
18,598	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.33%, 7/25/36, Callable 12/25/22 @ 100*(b)	13,831
31,713	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.39%, 8/25/36, Callable 12/25/22 @ 100*(b)	23,740
8,343	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.45%, 8/25/34, Callable 12/25/22 @ 100*(b)	7,445
18,861	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 3.76%, 8/25/34, Callable 12/25/22 @ 100*(b)	17,207
1,449	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 3.52%, 8/25/36, Callable 12/25/22 @ 100*(b)	1,177
463,307	LSTAR Securities Investment, Ltd., Series 2021-1, Class A, 5.92% (US0001M + 180 bps), 2/1/26, Callable 1/2/23 @ 100*(a)	458,674
6,224	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 3.01%, 12/25/34, Callable 12/25/22 @ 100*(b)	5,725
711	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.11%, 2/25/34, Callable 12/25/23 @ 100*(b)	646
7,082	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 3.73%, 7/25/34, Callable 6/25/25 @ 100*(b)	6,522
1,784	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 3.65%, 8/25/34, Callable 1/25/27 @ 100*(b)	1,701
5,000	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 3.81%, 8/25/34, Callable 2/25/26 @ 100*(b)	4,803
20,299	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.52%, 12/25/34, Callable 12/25/22 @ 100*(b)	17,668
2,092	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.10%, 2/25/34, Callable 12/25/22 @ 100*(b)	1,914
5,638	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.06%, 12/27/35, Callable 12/25/22 @ 100*(b)	5,658
9,978	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.77%, 7/25/33, Callable 12/25/22 @ 100*(b)	9,551
3,135	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR3, Class A2, 3.10%, 6/25/34, Callable 12/25/22 @ 100*(b)	2,850

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$42,020	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.33%, 11/25/36, Callable 12/25/22 @ 100*(b)	$36,658
1,177	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 3.68%, 8/25/46, Callable 12/25/22 @ 100*(b)	1,022
6,571	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 3.74%, 9/25/36, Callable 12/25/22 @ 100*(b)	5,858
3,880	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 4.86% (US0001M + 84 bps), 7/25/44, Callable 12/25/22 @ 100*	3,426
		1,122,014
Prime Fixed Mortgage Backed Securities (11.8%)
489,711	Angel Oak Mortgage Trust, Series 2021-5, Class A1, 0.95%, 7/25/66, Callable 9/25/23 @ 100*(a)(b)	382,482
547,417	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, 11/25/59, Callable 12/25/22 @ 100*(a)(b)	516,920
10,128	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31, Callable 12/25/22 @ 100*	9,681
61,178	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34, Callable 12/25/22 @ 100*	57,050
10,027	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34, Callable 12/25/22 @ 100*	9,979
3,445	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19, Callable 12/25/22 @ 100*	3,289
57,421	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	52,601
9,163	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33, Callable 12/25/22 @ 100*	8,845
14,973	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33, Callable 12/25/22 @ 100*	14,597
33,785	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32, Callable 12/25/22 @ 100*	9,671
183,625	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32, Callable 12/25/22 @ 100*	185,628
581,613	GS Mortgage-Backed Securities, Series 2022-PJ1, Class A8, 2.50%, 5/28/52, Callable 2/25/46 @ 100*(a)(b)	497,370
435,316	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class A8, 4.00%, 11/25/49, Callable 1/25/24 @ 100*(a)(b)	410,370
16,011	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33, Callable 12/25/22 @ 100*	14,481
20,210	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35, Callable 1/25/35 @ 100*	8,691

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$543,506	JPMorgan Mortgage Trust, Series 2020-4, Class A3A, 2.50%, 11/25/50, Callable 1/25/30 @ 100*(a)(b)	$441,119
420,836	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47, Callable 12/25/32 @ 100*(a)(b)	349,256
9,211	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36, Callable 12/25/22 @ 100*	4,835
1,550,000	NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 5.44% (US0001M + 140 bps), 5/25/55, Callable 5/25/24 @ 100*(a)	1,493,175
4,325	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35, Callable 12/25/22 @ 100*	3,389
12,219	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32, Callable 12/25/22 @ 100*	11,599
58,528	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/22 @ 100*	55,364
342,324	Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 1/25/60, Callable 1/25/23 @ 100*(a)(b)	321,301
		4,861,693
Subprime Mortgage Backed Securities (1.6%)
109,144	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56, Callable 11/25/23 @ 100*(a)(b)	107,078
218,596	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57, Callable 3/25/24 @ 100*(a)(b)	215,264
352,770	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 12/25/25 @ 100*(a)(b)	335,215
		657,557
U.S. Government Agency Mortgage Backed Securities (13.0%)
149,561	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	123,614
11,320	Fannie Mae, 1.67% (US0012M + 133 bps), 1/1/35, Pool #805386	11,175
41,111	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	39,562
34,415	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	33,796
128,000	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	112,669
1	Fannie Mae, 2.08% (H15T1Y + 195 bps), 12/1/22, Pool #303247	1
85,089	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	77,930
84,952	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	80,106
63,114	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	58,491
125,522	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	119,161
467,904	Fannie Mae, Series 2018-83, Class LC, 3.00%, 11/25/48	428,081
582	Fannie Mae, 3.70% (H15T1Y + 222 bps), 6/1/32, Pool #725286	575

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$576,716	Fannie Mae, Series 2003-W14, Class 2A, 4.00%, 1/25/43, Callable 12/25/22 @ 100*(b)	$535,756
21,701	Fannie Mae, 4.29% (H15T1Y + 229 bps), 2/1/30, Pool #556998	21,355
353,856	Fannie Mae, Series 2003-W16, Class AF5, 4.40%, 11/25/33, Callable 12/25/22 @ 100*(b)(c)	339,090
2,094	Fannie Mae, Series 2001-W4, Class AF6, 5.11%, 1/25/32, Callable 12/25/22 @ 100*(b)(c)	2,094
4,394	Fannie Mae, Series 2001-W2, Class AF6, 6.09%, 10/25/31, Callable 12/25/22 @ 100*(b)(c)	4,419
5,762	Fannie Mae, Series 2001-W1, Class AF6, 6.40%, 7/25/31, Callable 12/25/22 @ 100*(b)(c)	6,110
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,009
744,166	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.45%, 9/26/33, Callable 12/26/22 @ 100*(b)(c)	718,239
876,313	Fannie Mae REMIC Trust, Series 2004-W10, Class A6, 5.75%, 8/25/34, Callable 12/25/22 @ 100*	880,498
46,656	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	44,510
381,677	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	361,724
61,469	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	58,827
124,588	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	113,414
187,272	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	182,721
106,499	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	102,078
374,702	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	351,082
265,449	Freddie Mac, Series T-67, Class 1A1C, 3.40%, 3/25/36, Callable 12/25/22 @ 100*(b)	264,377
2,737	Freddie Mac, 3.85% (US0006M + 152 bps), 4/1/36, Pool #1N0148	2,761
2,142	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	2,094
1,122	Government National Mortgage Assoc., 1.75% (H15T1Y + 150 bps), 12/20/27, Pool #80141	1,097
3,959	Government National Mortgage Assoc., 1.75% (H15T1Y + 150 bps), 11/20/29, Pool #876947	3,790
321,250	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	285,792
22	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 1/20/23, Pool #8123	22
781	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 1/20/25, Pool #8580	772
1,237	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 1/20/25, Pool #8585	1,223
575	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 3/20/26, Pool #8832	561
1,110	Government National Mortgage Assoc., 2.63% (H15T1Y + 150 bps), 3/20/29, Pool #80263	1,078
6,341	Government National Mortgage Assoc., 2.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	6,216
59	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	61

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$16	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	$16
20	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	20
77	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	77
		5,378,044
Total Mortgage Backed Securities (Cost $14,316,599)		12,865,634

Corporate Bonds (13.4%)
Aerospace & Defense (2.3%)
920,000	Boeing Co. (The), 7.95%, 8/15/24	951,057
Banks (2.7%)
1,057,740	Southtrust Bank/Georgia, 7.74%, 5/15/25	1,113,115
Capital Markets (2.5%)
1,116,000	Goldman Sachs Group, Inc. (The), 1.30%, 11/15/24, Callable 2/15/23 @ 100*	1,029,019
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	7,000
		1,036,019
Insurance (1.5%)
670,000	Athene Global Funding, 1.72%, 1/7/25 (a)	620,035
IT Services (2.6%)
1,206,000	Western Union Co. (The), 1.35%, 3/15/26, Callable 2/15/26 @ 100*	1,050,311
Tobacco (1.8%)
806,000	BAT Capital Corp., 3.22%, 9/6/26, Callable 6/7/26 @ 100*	746,356
Total Corporate Bonds (Cost $7,105,732)		5,516,893

Taxable Municipal Bonds (3.0%)
Georgia (2.4%)
985,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	988,444
Pennsylvania (0.6%)
250,000	Philadelphia Authority for Industrial Development Revenue, 3.96%, 4/15/26	245,867
Total Taxable Municipal Bonds (Cost $1,284,460)		1,234,311

U.S. Government Agency Securities (6.4%)
Federal Farm Credit Banks
1,000,000	1.23%, 9/10/29, Callable 12/15/22 @ 100*	802,110
400,000	3.83% (SOFR + 2 bps), 7/13/23	399,989
475,000	3.86% (SOFR + 5 bps), 2/13/24	475,004
350,000	3.87% (SOFR + 6 bps), 10/8/24	349,696
		2,026,799
Federal Home Loan Banks
35,000	0.90%, 8/27/26, Callable 2/27/23 @ 100*	30,903
370,000	1.00%, 6/30/25, Callable 12/30/22 @ 100*(b)	344,351
249,000	3.63%, 7/26/24, Callable 1/26/23 @ 100*	243,693
		618,947
Total U.S. Government Agency Securities (Cost $2,875,639)		2,645,746

U.S. Treasury Obligations (7.5%)
U.S. Treasury Notes
942,000	4.13%, 9/30/27	952,082
2,161,000	4.25%, 9/30/24	2,153,065
Total U.S. Treasury Obligations (Cost $3,106,274)		3,105,147

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (5.0%)
2,054,307	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(e)	$2,054,307
Total Investment in Affiliates (Cost $2,054,307)		2,054,307

Total Investments (Cost $46,197,036) — 99.6%		41,161,174
Other assets in excess of liabilities — 0.4%		162,409
Net Assets - 100.0%		$41,323,583

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Limited Duration Fund
November 30, 2022 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2022.

(d)	Issuer has defaulted on the payment of interest.

(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (18.0%)
$308,867	CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/45(a)	$265,560
115,600	CLI Funding VIII LLC, Series 2022-1A, Class A1, 2.72%, 1/18/47(a)	96,945
247,500	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @ 100*(a)	212,014
270,875	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25 @ 100*(a)	221,656
280,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	243,126
250,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 1/2/23 @ 100*(a)	223,938
286,807	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45(a)	264,714
145,725	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 9/20/25 @ 100*(a)	137,409
250,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	232,895
231,433	Textainer Marine Containers VII, Ltd., Series 2A, Class A, 2.23%, 4/20/46, Callable 4/20/23 @ 100*(a)	196,102
300,000	Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100*(a)	261,381
232,538	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	204,630
228,125	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	209,098
146,547	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	106,715
Total Asset Backed Securities (Cost $3,313,065)		2,876,183

Mortgage Backed Securities† (13.5%)
Alt-A -Fixed Rate Mortgage Backed Securities (1.5%)
44,410	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/22 @ 100*	30,776
2,637	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35, Callable 12/25/22 @ 100*	2,208
7,814	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34, Callable 12/25/22 @ 100*	7,605
62,032	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37, Callable 12/25/22 @ 100*	27,977
6,437	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34, Callable 12/25/22 @ 100*	6,034
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19, Callable 12/25/22 @ 100*	2,663
6,839	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34, Callable 12/25/22 @ 100*	6,461

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A -Fixed Rate Mortgage Backed Securities, continued:
$147	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20, Callable 12/25/22 @ 100*	$123
12,871	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/22 @ 100*	11,895
6,434	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33, Callable 12/25/22 @ 100*	6,255
11,254	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34, Callable 12/25/22 @ 100*	10,588
20,782	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34, Callable 12/25/22 @ 100*	19,655
380	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.66%, 3/25/35, Callable 12/25/22 @ 100*(b)(c)	367
31,906	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.02%, 10/25/40, Callable 12/25/22 @ 100*(a)(b)	20,990
2	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18, Callable 12/25/22 @ 100*	2
20,948	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36, Callable 12/25/22 @ 100*	9,921
33,909	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35, Callable 12/25/22 @ 100*	17,105
40,022	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36, Callable 12/25/22 @ 100*	26,198
30,917	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35, Callable 12/25/22 @ 100*	26,487
		233,310

Prime Adjustable Rate Mortgage Backed Securities (2.8%)
4,227	Banc of America Funding Trust, Series 2004-B, Class 5A1, 4.08%, 11/20/34, Callable 12/20/22 @ 100*(b)	3,991
2,652	Bear Stearns ARM Trust, Series 2004-9, Class 12A3, 3.84%, 11/25/34, Callable 12/25/22 @ 100*(b)	2,634
1,123	Bear Stearns ARM Trust, Series 2003-7, Class 4A, 3.92%, 10/25/33, Callable 12/25/22 @ 100*(b)	1,119
10,052	CHL Mortgage Pass-Through Trust, Series 2004-2, Class 2A1, 2.75%, 2/25/34, Callable 12/25/22 @ 100*(b)	8,534
9,017	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 2.72%, 4/25/37, Callable 12/25/22 @ 100*(b)	7,307
2,600	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.03% (US0003M + 101 bps), 4/25/36, Callable 12/25/22 @ 100*	2,198
15,500	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 3.53%, 2/25/35, Callable 12/25/22 @ 100*(b)	14,390
13,854	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 3.64%, 10/25/36, Callable 12/25/22 @ 100*(b)	10,362

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$170,886	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.18%, 9/25/35, Callable 12/25/22 @ 100*(b)	$151,041
149,917	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 7.62% (US0001M + 350 bps), 5/1/24(a)	148,418
113,362	WinWater Mortgage Loan Trust, Series 2014-1, Class A1, 3.91%, 6/20/44, Callable 12/20/22 @ 100*(a)(b)	105,022
		455,016

Prime Fixed Mortgage Backed Securities (4.2%)
2,044	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35, Callable 12/25/22 @ 100*(b)(c)	1,710
70,392	Angel Oak Mortgage Trust, Series 2019-5, Class A1, 2.59%, 10/25/49, Callable 12/25/22 @ 100*(a)(b)	65,975
12,205	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37, Callable 12/25/22 @ 100*	1,030
5,318	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	5,063
5,048	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34, Callable 12/25/22 @ 100*	4,794
372	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24, Callable 12/25/22 @ 100*	365
6,541	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35, Callable 12/25/22 @ 100*	3,445
4,015	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19, Callable 12/25/22 @ 100*	3,638
10,064	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33, Callable 12/25/22 @ 100*	9,472
214,496	Flagstar Mortgage Trust, Series 2021-4, Class A5, 2.50%, 6/1/51, Callable 12/25/41 @ 100*(a) (b)	183,294
11,781	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56, Callable 3/25/26 @ 100*(a)(b)	10,875
124,952	GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ3, Class A14, 3.00%, 10/25/50, Callable 12/25/43 @ 100*(a)(b)	103,811
132,987	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34, Callable 12/25/22 @ 100*	121,571
96	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19, Callable 12/25/22 @ 100*	95
446	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32, Callable 12/25/22 @ 100*	420
1,007	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34, Callable 12/25/22 @ 100*	964
20,341	RAMP Trust, Series 2005-SL2, Class A3, 7.00%, 2/25/32, Callable 1/25/29 @ 100*	16,021

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$7,262	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29, Callable 12/25/22 @ 100*	$6,869
42	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30, Callable 12/28/22 @ 100*	40
676	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33, Callable 12/25/22 @ 100*	641
239	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 2/25/23 @ 100*	229
153,412	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 8/25/38 @ 100*(a)(b)	131,191
		671,513

Subprime Mortgage Backed Securities (0.7%)
32,413	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 2/25/25 @ 100*(a)(b)	31,155
85,011	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 10/25/26 @ 100*(a)(b)	81,052
		112,207

U.S. Government Agency Mortgage Backed Securities (4.3%)
1,715	Fannie Mae, 2.11% (US0012M + 186 bps), 1/1/37, Pool #906675	1,672
56,969	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	53,108
51,971	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	47,548
25,466	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	24,344
107,322	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	98,215
103,507	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	100,720
1,365	Fannie Mae, 3.88% (US0012M + 163 bps), 9/1/33, Pool #739372	1,342
82	Fannie Mae, 6.00%, 4/1/35, Pool #735503	85
557	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	574
8,516	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42, Callable 12/25/22 @ 100*	8,953
304	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31, Callable 12/25/22 @ 100*	318
53,413	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	50,620
29,660	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	28,136
44,361	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	42,232
170,210	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	153,647
6,532	Freddie Mac, 5.37% (H15T1Y + 225 bps), 8/1/34, Pool #755230	6,365
230	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24, Callable 1/15/23 @ 100*	230
515	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26, Callable 1/15/23 @ 100*	525

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$68,839	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	$61,241
3,094	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	3,082
3,233	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	3,232
36	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	37
53	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	54
26	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	27
594	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	600
2,100	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	2,133
		689,040
Total Mortgage Backed Securities (Cost $2,435,758)		2,161,086

Corporate Bonds (24.1%)
Aerospace & Defense (1.3%)
225,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 1/12/27 @ 100*	205,034
Airlines (1.3%)
205,500	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27	202,904
Banks (2.8%)
310,000	Bank of America Corp., 1.90% (SOFR + 153 bps), 7/23/31, Callable 7/23/30 @ 100, MTN *	240,896
250,000	Wells Fargo & Co., 2.88% (TSFR3M + 143 bps), 10/30/30, Callable 10/30/29 @ 100, MTN *	214,364
		455,260
Capital Markets (1.7%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	275,446
Diversified Telecommunication Services (1.8%)
310,000	AT&T, Inc., 4.35%, 3/1/29, Callable 1/12/28 @ 100 *	296,580
Electric Utilities (1.6%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 1/9/27 @ 100 *	250,093
Electrical Equipment (1.3%)
250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	204,266
Financial Services (0.3%)
43,371	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	43,313
Food Products (1.7%)
300,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	269,883
Health Care Providers & Services (3.3%)
225,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	194,313
370,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	341,947
		536,260
Hotels, Restaurants & Leisure (1.0%)
180,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	164,412
Household Durables (2.4%)
400,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	391,146

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Insurance (1.8%)
$300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	$286,255
Semiconductors & Semiconductor Equipment (1.8%)
24,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(a)	17,389
301,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	269,465
		286,854
Total Corporate Bonds (Cost $4,450,386)		3,867,706

Taxable Municipal Bonds (7.7%)
Arizona (1.5%)
250,000	City of Glendale Arizona, Certificate participation, 0.90%, 7/1/24	234,775
Colorado (1.7%)
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 0.86%, 11/1/23, GNMA: GOV. NATL MTGE ASSOCIATION	144,331
150,000	Colorado Housing and Finance Authority Revenue, Series I-1, Class I, 1.11%, 5/1/25, GNMA: GOV. NATL MTGE ASSOCIATION	137,527
		281,858
New York (1.7%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @ 100	270,716
Rhode Island (2.4%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	383,149
Wisconsin (0.4%)
65,000	Public Financial Authority Revenue, 4.45%, 10/1/25, Insured by: AGC(a)	64,198
Total Taxable Municipal Bonds (Cost $1,316,154)		1,234,696

U.S. Government Agency Securities (7.4%)
Federal Farm Credit Banks
240,000	1.32%, 9/9/30, Callable 12/15/22 @ 100 *	192,389
250,000	2.32%, 1/26/32, Callable 1/26/23 @ 100 *	210,182
		402,571
Federal Home Loan Banks
250,000	0.88%, 8/16/28, Callable 2/16/23 @ 100 *(b)	216,103
220,000	1.25%, 3/17/31, Callable 12/17/22 @ 100 *(b)	183,505
200,000	1.38%, 10/28/31, Callable 1/28/23 @ 100 *(b)	164,229
225,000	2.50%, 4/25/25, Callable 1/25/23 @ 100 *(b)	219,827
		783,664
Total U.S. Government Agency Securities (Cost $1,271,423)		1,186,235

U.S. Treasury Obligations (27.7%)
U.S. Treasury Notes
400,000	3.13%, 8/31/29	383,938
899,000	4.13%, 9/30/27	908,622
1,224,000	4.13%, 11/15/32	1,266,840
1,881,000	4.25%, 9/30/24	1,874,093
Total U.S. Treasury Obligations (Cost $4,428,767)		4,433,493

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Moderate Duration Fund
November 30, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (10.4%)
1,670,873	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(d)	$1,670,873
Total Investment in Affiliates (Cost $1,670,873)		1,670,873

Total Investments (Cost $18,886,426) — 108.8%	17,430,272
Liabilities in excess of other assets — (8.8)%	(1,403,279)
Net Assets -100.0%	$16,026,993

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2022.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2022.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
GNMA	Government National Mortgage Association
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Asset Backed Securities (13.5%)
$825,000	Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100*(a)	$696,143
17,033	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34, Callable 12/25/22 @ 100*(b)(c)	14,184
490,105	BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B, 3.78%, 9/26/33, Callable 5/25/26 @ 100*(a)	458,512
1,100,000	CoreVest American Finance Trust, Series 2021-2,Class B, 2.38%, 7/15/54, Callable 7/15/31 @ 100*(a)	832,884
990,000	DB Master Finance LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/51, Callable 5/20/24 @100*(a)	848,056
98,500	Domino's Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.66%, 4/25/51, Callable 10/25/25@100*(a)	80,602
1,490,000	Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100*(a)	1,293,777
1,500,000	Hi-Fi Music Ip Issuer II L.P, Series 2022-1A, Class A2, 3.94%, 2/1/62, Callable 1/2/23 @ 100*(a)	1,343,629
968,035	Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.43%, 11/15/39(a)	740,717
664,875	Jack In The Box Funding LLC, Series 2022-1A, Class A2I, 3.45%, 2/26/52, Callable 2/25/25 @ 100*(a)	578,078
928,477	Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/45(a)	856,955
641,507	MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/38, Callable 9/20/25 @ 100*(a)	604,899
515,000	Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45, Callable 11/20/23 @ 100*(a)	479,763
1,036,150	Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 1/20/50, Callable 1/20/24 @ 100*(a)	915,932
914,375	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44, Callable 2/25/23 @ 100*(a)	892,698
18,159	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31, Callable 12/25/22 @ 100*(a)	16,632
643,200	Taco Bell Funding LLC, Series 2018-1A, Class A2II, 4.94%, 11/25/48, Callable 11/25/25 @ 100*(a)	596,279
791,532	Textainer Marine Containers VIII, Ltd., Series 2AA, Class A, 2.10%, 9/20/45, Callable 12/20/22 @ 100*(a)	686,019
900,812	TIF Funding II LLC, Series 2021-1A, Class A, 1.65%, 2/20/46, Callable 2/20/23 @ 100*(a)	735,818
466,518	TRP-TRIP Rail Master Funding LLC, Series 2021-2, Class A, 2.15%, 6/19/51, Callable 6/17/23 @ 100*(a)	396,669
90,835	VR Funding LLC, Series 2020-1A, Class A, 2.79%, 11/15/50, Callable 11/15/23 @ 100*(a)	79,934
1,095,000	Wendy's Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49, Callable 3/15/24 @ 100*(a)	1,003,670

Shares or Principal Amount	Security Description	Value

Asset Backed Securities, continued:
$682,201	Willis Engine Structured Trust III, Series 17, Class A, 4.69%, 8/15/42, Callable 7/15/27 @ 100*(a)(b)	$559,499
879,283	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.10%, 5/15/46, Callable 5/15/29 @ 100*(a)	640,290
523,375	ZAXBY'S Funding LLC, Series 2021-1A, Class A2, 3.24%, 7/30/51, Callable 7/30/25 @ 100*(a)	428,584
Total Asset Backed Securities (Cost $18,323,012)		15,780,223

Mortgage Backed Securities† (10.3%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.0%^)
53,493	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.58%, 11/25/36, Callable 5/25/29 @ 100*(b)	28,282
2,836	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 6.21%, 12/25/36, Callable 12/25/22 @100*(b)(c)	2,699
		30,981
Alt-A - Fixed Rate Mortgage Backed Securities (0.9%)
6,323	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46, Callable 12/25/22 @ 100*	5,505
26,647	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35, Callable 12/25/22 @ 100*	18,466
20,765	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37, Callable 12/25/22 @ 100*	7,521
42,343	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35, Callable 12/25/22 @ 100*	30,861
5,738	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34, Callable 12/25/22 @ 100*	5,713
21,174	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36, Callable 12/25/22 @ 100*	10,197
146,021	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37, Callable 12/25/22 @ 100*	74,837
175,008	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36, Callable 12/25/22 @ 100*	78,821
10,985	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35, Callable 10/25/25 @ 100*	9,975
35,299	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34, Callable 12/25/22 @ 100*	34,049
12,871	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34, Callable 12/25/22 @ 100*	11,895
13,200	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35, Callable 5/25/24 @ 100*	10,952
720	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33, Callable 12/25/22 @ 100*	706
5,759	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34, Callable 12/25/22 @ 100*	5,595

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2022 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$690,466	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A3, 3.96%, 8/15/46, Callable 8/15/23 @ 100*	$683,892
		988,985
Prime Adjustable Rate Mortgage Backed Securities (2.3%)
418,271	GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A6, 2.50%, 2/25/52, Callable 1/25/42 @ 100*(a)(b)	357,012
904,464	GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52, Callable 4/25/45 @ 100*(a)(b)	773,458
3,583	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 3.27%, 6/25/36, Callable 12/25/22 @ 100*(b)	2,547
107,221	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.24%, 8/25/35, Callable 12/25/22 @ 100*(b)	97,981
713,890	LSTAR Securities Investment, Ltd., Series 2019-4, Class A1, 7.62% (US0001M + 350 bps), 5/1/24(a)	706,751
9,227	Merrill Lynch Mortgage Investors Trust, Series 2004-HB1, Class A3, 3.67%, 4/25/29, Callable 12/25/22 @ 100*(b)	8,271
865,957	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, 9/25/66, Callable 10/25/24 @ 100*(a)(b)	693,526
3,708	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.60%, 6/25/36, Callable 12/25/22 @ 100*(b)	2,457
		2,642,003
Prime Fixed Mortgage Backed Securities (4.3%)
285,980	Arroyo Mortgage Trust, Series 2019-3, Class A1, 2.96%, 10/25/48, Callable 12/25/22 @ 100*(a)(b)	261,319
2,327	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32, Callable 12/25/22 @ 100*	2,109
97,441	Chaseflex Trust, Series 2006-2, Class A5, 4.45%, 9/25/36, Callable 12/25/22 @ 100*(b)	85,238
1,257,322	CIM Trust, Series 2021-J2, Class A4, 2.50%, 4/25/51, Callable 9/25/40 @ 100*(a)(b)	1,075,207
14,462	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	13,768
2,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34, Callable 12/25/22 @ 100*	1,872
3,151	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34, Callable 12/25/22 @ 100*	.2,955
3,041	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34, Callable 12/25/22 @ 100*	2,737
92,134	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35, Callable 12/25/22 @ 100*	30,628
101	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	94
732	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33, Callable 12/25/22 @ 100*(b)(c)	717

Shares or
Principal
Amount	Security Description	Value

Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$894,543	GS Mortgage-Backed Securities Trust 2022-Mm1, Series 2022-MM1, Class A8, 2.50%, 7/25/52, Callable 4/25/39 @ 100*(a)(b)	$759,383
12,359	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 2.75%, 4/25/36, Callable 12/25/22 @ 100*(b)	10,316
992,371	JPMorgan Mortgage Trust, Series 2019-6, Class A5, 3.50%, 12/25/49, Callable 4/25/23 @ 100*(a)(b)	896,140
16,922	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34, Callable 12/25/22 @ 100*	14,765
848,092	Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A10, 2.50%, 6/25/51, Callable 4/25/41 @ 100*(a)(b)	724,527
3,631	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33, Callable 12/25/22 @ 100*	3,438
85,262	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32, Callable 12/25/22 @ 100*	74,203
36,540	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36, Callable 12/25/22 @ 100*	4,918
161,318	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35, Callable 12/25/22 @ 100*	137,528
3,297	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34, Callable 12/25/22 @ 100*	3,154
21,450	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34, Callable 2/25/23 @ 100*	20,605
681,831	Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 6/25/51, Callable 8/25/38 @ 100*(a)(b)	583,072
232,159	Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.50%, 7/25/49, Callable 6/25/23 @ 100*(a)(b)	212,710
97,132	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45, Callable 12/20/22 @ 100*(a)(b)	87,644
		5,009,047
Subprime Mortgage Backed Securities (0.4%)
215,189	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57, Callable 12/25/25 @ 100*(a)(b)	204,481
86,434	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58, Callable 2/25/25 @ 100*(a)(b)	83,079
240,865	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58, Callable 10/25/26 @
	100*(a)(b)	229,649
		517,209
U.S. Government Agency Mortgage Backed Securities (2.4%)
243,160	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	219,640
108,629	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	96,204
393,597	Fannie Mae, Series 2020-54, Class TA, 2.00%, 5/25/43	360,856

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2022 (Unaudited)	Continued

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$132,565	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	$121,504
8,079	Fannie Mae, 2.43% (H15T1Y + 231 bps), 12/1/27, Pool #422279	7,893
154,453	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	130,264
95,199	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	88,746
157,700	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	144,151
38,978	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	35,661
205,570	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	196,050
215,394	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	197,118
351,923	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 8/25/30	342,448
10,184	Fannie Mae, Series 2002-W11, Class AF5, 4.98%, 11/25/32, Callable 12/25/22 @ 100*(b)(c)	9,512
182	Fannie Mae, 5.00%, 8/1/33, Pool #730856	188
87	Fannie Mae, 5.00%, 7/1/35, Pool #832198	89
119	Fannie Mae, 5.50%, 2/1/33, Pool #683351	123
76	Fannie Mae, 5.50%, 9/1/34, Pool #725773	79
941	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	957
167	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	166
19,769	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 3.57%, 8/25/42, Callable 12/25/22 @ 100*(b)	18,960
74,753	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	68,049
81,328	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	77,425
159,643	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	153,015
1,111	Freddie Mac, 3.13% (H15T1Y + 213 bps), 4/1/24, Pool #409624	1,093
96,797	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	91,830
35,572	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	33,760
250	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	250
187	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	191
862	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	876
518	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	544
5,829	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	6,017
149,152	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	132,689
216,808	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	207,618
87,047	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	83,289
10,887	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	10,694
153	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	153

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,773	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	$2,811
533	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	533
		2,841,446
Total Mortgage Backed Securities (Cost $13,604,128)		12,029,671

Corporate Bonds (23.7%)
Aerospace & Defense (1.4%)
1,750,000	Boeing Co. (The), 3.25%, 2/1/28, Callable 1/12/27 @ 100 *	1,594,707
Airlines (1.9%)
1,100,407	Alaska Airlines 2020-1, 4.80%, 8/15/27 (a)	1,045,368
1,182,413	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27	1,167,478
		2,212,846
Banks (3.4%)
2,475,000	Bank of America Corp., 3.31% (SOFR + 158 bps), 4/22/42, Callable 4/22/41 @ 100 *	1,857,658
1,350,000	JPMorgan Chase & Co., 2.52% (SOFR + 204 bps), 4/22/31, Callable 4/22/30 @ 100 *	1,113,016
1,350,000	Wells Fargo & Co., 3.07% (SOFR + 253 bps), 4/30/41, Callable 4/30/40 @ 100 *	989,437
		3,960,111
Beverages (0.6%)
800,000	PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100 *	710,268
Capital Markets (1.3%)
1,600,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100 *	1,519,702
Diversified Financial Services (0.7%)
850,000	Korea Development Bank, 2.75%, 3/19/23	845,019
Electric Utilities (0.8%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 1/9/27 @ 100 *	909,431
Electrical Equipment (0.9%)
1,250,000	Emerson Electric Co., 2.20%, 12/21/31, Callable 9/21/31 @ 100 *	1,021,327
Equity Real Estate Investment Trusts (REITs) (0.8%)
1,100,000	SBA Tower Trust, 1.88%, 1/15/26, Callable 1/15/25 @ 100 *(a)	967,401
Financial Services (0.1%)
65,057	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	64,969
Food Products (1.8%)
1,059,000	Conagra Brands, Inc., 4.60%, 11/1/25, Callable 1/9/25 @ 100 *	1,045,279
320,000	Mars, Inc., 0.88%, 7/16/26, Callable 6/16/26 @ 100 *(a)	279,969
825,000	Mars, Inc., 3.20%, 4/1/30, Callable 1/1/30 @ 100 *(a)	742,179
		2,067,427
Health Care Providers & Services (2.6%)
1,000,000	Ascension Health, Series B, 2.53%, 11/15/29, Callable 8/15/29 @ 100 *	863,613
590,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100 *	539,131
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100 *	747,679
890,000	Sutter Health, 3.70%, 8/15/28, Callable 5/15/28 @ 100 *	822,522
		2,972,945

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2022 (Unaudited)	Continued

Shares or
Principal
Amount	Security Description	Value

Corporate Bonds, continued:
Hotels, Restaurants & Leisure (1.4%)
$735,000	Hyatt Hotels Corp., 4.38%, 9/15/28, Callable 6/15/28 @ 100 *	$671,351
1,200,000	Starbucks Corp., 3.75%, 12/1/47, Callable 1/6/47 @ 100 *	935,583
		1,606,934
Household Durables (0.9%)
1,120,000	Harman International Industries, Inc., 4.15%, 5/15/25, Callable 2/15/25 @ 100 *	1,095,209
Insurance (0.9%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,049,601
Interactive Media & Services (1.0%)
1,300,000	Meta Platforms, Inc., 3.85%, 8/15/32, Callable 5/15/32 @ 100 *(a)	1,157,433
IT Services (0.6%)
770,000	Western Union Co. (The), 6.20%, 11/17/36	752,717
Oil, Gas & Consumable Fuels (0.7%)
900,000	Marathon Oil Corp., 4.40%, 7/15/27, Callable 4/15/27 @ 100 *	868,565
Semiconductors & Semiconductor Equipment (1.9%)
97,000	Broadcom, Inc., 3.19%, 11/15/36, Callable 8/15/36 @ 100 *(a)	70,278
2,178,000	Broadcom, Inc., 4.15%, 11/15/30, Callable 8/15/30 @ 100 *	1,949,817
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100 *	225,900
		2,245,995
Total Corporate Bonds (Cost $32,560,155)		27,622,607

Taxable Municipal Bonds (8.8%)
Kentucky (0.5%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	645,897
Michigan (0.1%)
190,000	Michigan State Housing Development Authority Revenue, Series B, 2.72%, 10/1/35, Continuously Callable @100	172,319
Oklahoma (2.0%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	468,902
450,000	The University of Oklahoma Revenue, Series C, 2.45%, 7/1/32, Continuously Callable @100	365,087
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,518,114
		2,352,103
Oregon (0.7%)
1,000,000	State of Oregon, GO, Series O, 1.70%, 8/1/32, Continuously Callable @100	766,823
Pennsylvania (1.0%)
1,110,000	City of Bethlehem, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	1,120,884
Texas (3.3%)
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/26, PSF-GTD	1,016,318
1,000,000	Arlington Independent School District, GO, 5.00%, 2/15/27, PSF-GTD	1,020,846

Shares or
Principal
Amount		Security Description	Value

Taxable Municipal Bonds, continued:
Texas, continued:
$1,250,000		Northwest Independent School District, GO, 1.78%, 2/15/31, Continuously Callable @100, TX PERMANENT SCHOOL FUND GUARANTEED	$999,729
785,000		Texas Transportation Commission State Highway Fund Revenue, 5.18%, 4/1/30	805,214
			3,842,107
Washington (1.2%)
1,200,000		County of King WA Sewer Revenue, Series B, 1.86%, 1/1/33, Continuously Callable @100	923,830
585,000		Pierce County School District No 10 Tacoma, GO, 1.90%, 12/1/33, SCH BD GTY	431,764
			1,355,594
Total Taxable Municipal Bonds (Cost $11,785,705)			10,255,727
U.S. Government Agency Securities (13.0%)
Federal Farm Credit Banks
750,000		1.32%, 9/9/30, Callable 12/15/22 @ 100 *	601,216
1,625,000	*	2.00%, 9/27/33, Callable 12/15/22 @ 100	1,260,267
1,565,000		2.13%, 4/19/34, Callable 12/15/22 @ 100 *	1,222,394
1,408,000		2.15%, 3/7/36, Callable 12/15/22 @ 100 *	1,028,349
1,350,000	*	2.23%, 3/12/35, Callable 12/15/22 @ 100	1,008,121
1,150,000		2.32%, 1/26/32, Callable 1/26/23 @ 100 *	966,835
1,220,000		2.75%, 2/2/37, Callable 2/2/23 @ 100 *	950,238
			7,037,420
Federal Home Loan Banks
1,100,000		1.00%, 10/29/29, Callable 1/29/23 @ 100 *(b)	941,869
1,000,000		1.00%, 2/11/36, Callable 11/2/23 @ 100 *(b)	726,019
1,345,000		1.25%, 10/8/30, Callable 12/15/22 @ 100 *	1,065,916
3,000,000		1.25%, 3/24/33, Callable 12/24/22 @ 100 *(b)	2,431,728
1,170,000		1.50%, 2/25/36, Callable 2/25/23 @ 100 *(b)	853,099
			6,018,631
Federal Home Loan Mortgage Corporation
897,506		Series 4893, 2.50%, 5/15/49	793,660
Federal National Mortgage Association
876,		551 Series 2018-94, 3.50%, 1/25/49	822,804
479,287		Series 2022-35, 4.00%, 3/25/47	464,221
			1,287,025
Total U.S. Government Agency Securities (Cost $16,595,456)			15,136,736

U.S. Treasury Obligations (25.6%)
U.S. Treasury Bonds
6,270,000		1.75%, 8/15/41	4,348,588
9,415,000		2.00%, 8/15/51	6,344,827
			10,693,415
U.S. Treasury Notes
3,715,000		3.13%, 8/31/29	3,565,820
7,491,000		4.13%, 9/30/27	7,571,177
3,808,000		4.13%, 11/15/32	3,941,280
4,000,000		4.25%, 9/30/24	3,985,312
			19,063,589
Total U.S. Treasury Obligations (Cost $32,736,003)			29,757,004

Investment in Affiliates (5.0%)
5,805,552		Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(d)	5,805,552
Total Investment in Affiliates (Cost $5,805,552)			5,805,552

Total Investments (Cost $131,410,011) — 99.9%			116,387,520
Other assets in excess of liabilities — 0.1%			76,288
Net Assets -100.0%			$116,463,808

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Bond Fund
November 30, 2022 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at November 30, 2022.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at November 30, 2022.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represents less than 0.05%.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
PSF-GTD	Public School Fund Guaranteed
SCH BD GTY	School Board Guaranty
SOFR	Secured Overnight Financing Rate
US0001M	1 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Mortgage Backed Securities† (21.4%)
Prime Fixed Mortgage Backed Securities (2.2%)
$354,239	Brean Asset Backed Securities Trust, Series 2021-RM1, Class M1, 1.60%, 10/25/63, Callable 9/25/27 @ 100*(a)	$194,831
U.S. Government Agency Mortgage Backed Securities (19.2%)
90,000	Fannie Mae, 2.13%, 4/24/26	84,339
311,630	Fannie Mae, 4.50%, 10/1/52, Pool #MA4784	302,580
270,000	Fannie Mae, 5.50%, 12/1/52, Pool #MA4842	273,133
448,595	Freddie Mac, 4.00%, 11/1/52, Pool #SD8265	423,325
310,565	Freddie Mac, 5.00%, 10/1/52, Pool #SD8258	308,527
269,487	Government National Mortgage Assoc., 3.50%, 10/20/52, Pool #MA8345	249,620
		1,641,524
Total Mortgage Backed Securities (Cost $1,951,849)		1,836,355
Corporate Bonds (38.0%)
Aerospace & Defense (4.1%)
180,000	Embraer Netherlands Finance BV, 5.40%, 2/1/27	172,800
90,000	Howmet Aerospace, Inc., 5.90%, 2/1/27	89,100
90,000	The Boeing Co., 5.04%, 5/1/27, Callable 1/3/27 @ 100 *	89,001
		350,901
Automobiles (1.4%)
90,000	Ford Motor Co., 3.25%, 2/12/32, Callable 12/11/31 @ 100 *	71,456
45,000	General Motors Co., 5.40%, 10/15/29, Callable 8/15/29 @ 100 *	43,324
		114,780
Banks (6.2%)
90,000	Bank of America Corp., 3.42% (US0003M + 104 bps), 12/20/28, Callable 12/20/27 @ 100 *	81,932
90,000	Bank of America Corp., 5.56% (US0003M + 79 bps), 3/5/24, Callable 5/3/23 @ 100 *	89,874
90,000	Citigroup, Inc., 4.60%, 3/9/26	88,632
90,000	JPMorgan Chase & Co., 3.63%, 12/1/27, Callable 1/12/26@100 *	84,359
90,000	JPMorgan Chase & Co., 6.40%, 5/15/38	98,840
90,000	Wachovia Corp., 5.50%, 8/1/35	88,229
		531,866
Capital Markets (4.0%)
180,000	Morgan Stanley, 4.43% (US0003M + 163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN *	169,805
90,000	The Goldman Sachs Group, Inc., 4.04% (SOFR + 82 bps), 9/10/27, Callable 10/9/26 @ 100 *	84,975
90,000	The Goldman Sachs Group, Inc., 4.25%, 10/21/25	88,149
		342,929
Chemicals (2.2%)
200,000	Orbia Advance Corp. SAB de CV, 4.00%, 10/4/27, Callable 4/7/27 @ 100 *(b)	182,308
Construction Materials (4.6%)
200,000	Celulosa Arauco y Constitucion SA, 4.50%, 8/1/24, Callable 1/5/24 @ 100 *	196,508
200,000	St. Marys Cement, Inc., 5.75%, 1/28/27, Callable 10/28/26 @ 100 *(b)	199,545
		396,053
Diversified Telecommunication Services (2.1%)
90,000	AT&T, Inc., 4.42% (US0003M + 118 bps), 6/12/24	90,415
90,000	Verizon Communications, Inc., 5.71% (US0003M + 110 bps), 5/15/25, Callable 3/15/25 @ 100 *	90,189
		180,604

Shares or Principal Amount	Security Description	Value

Corporate Bonds, continued:
Health Care Providers & Services (1.0%)
$90,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @100 *	$87,470
Metals & Mining (5.0%)
90,000	Cleveland-Cliffs, Inc., 4.88%, 3/1/31, Callable 1/3/26 @ 102 *(b)	78,075
90,000	Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @102 *	74,540
90,000	Freeport-McMoRan, Inc., 4.25%, 3/1/30, Callable 1/3/25 @102 *	80,192
200,000	Indonesia Asahan Aluminium Persero PT, 4.75%, 5/15/25, Callable 4/15/25 @ 100 *(b)	195,525
		428,332
Oil, Gas & Consumable Fuels (5.0%)
90,000	Kinder Morgan Energy Partners LP, 5.63%, 9/1/41	82,186
90,000	Occidental Petroleum Corp., 6.13%, 1/1/31, Callable 1/7/30 @ 100 *	91,314
180,000	Petroleos Mexicanos, 6.50%, 3/13/27	163,041
90,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @104 *	93,127
		429,668
Road & Rail (0.5%)
45,000	CSX Corp., 3.25%, 6/1/27, Callable 1/3/27 @ 100 *	42,375
Specialty Retail (0.5%)
45,000	Lowe's Cos., Inc., 4.50%, 4/15/30, Callable 1/15/30 @100 *	43,560
Technology Hardware, Storage & Peripherals (0.5%)
45,000	Apple, Inc., 3.95%, 8/8/52, Callable 8/2/52 @ 100 *	39,150
Wireless Telecommunication Services (0.9%)
90,000	T-Mobile USA, Inc., 3.38%, 4/15/29, Callable 4/15/24 @ 102 *	79,506
Total Corporate Bonds (Cost $3,213,728)		3,249,502

U.S. Government Agency Securities (1.0%)
Federal Home Loan Banks
90,000	3.25%, 11/16/28	86,885
Total U.S. Government Agency Securities (Cost $84,854)		86,885

U.S. Treasury Obligations (28.9%)
U.S. Treasury Bonds
560,000	1.88%, 2/15/51	366,144
180,000	4.50%, 2/15/36	195,525
360,000	4.75%, 2/15/41	399,094
		960,763
U.S. Treasury Notes
360,000	1.13%, 2/28/27	320,822
180,000	2.00%, 8/15/25	169,994
270,000	2.38%, 5/15/29	247,820
450,000	2.50%, 5/15/24	436,500
360,000	2.88%, 5/15/32	336,150
		1,511,286
Total U.S. Treasury Obligations (Cost $2,422,057)		2,472,049

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
November 30, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment in Affiliates (16.8%)
1,434,724	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(c)	$1,434,724
Total Investment in Affiliates (Cost $1,434,724)		1,434,724

Total Investments (Cost $9,107,212) — 106.1%		9,079,515
Liabilities in excess of other assets — (6.1)%		(521,991)
Net Assets -100.0%		$8,557,524

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At November 30, 2022, illiquid securities were 2.3% of the Fund's net assets.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
US0003M	3 Month US Dollar LIBOR

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value

Municipal Bonds (97.7%)
Illinois (10.7%)
$300,000	Cook County School District No 81 Schiller Park, GO, 5.00%, 12/1/23	$306,991
405,000	Cook County School District No 88 Bellwood, GO, 4.00%,12/1/22, BAM	405,008
170,000	Grundy Kendall & Will Counties Community High School District No 111 Minooka, GO, 4.00%, 5/1/23	170,875
130,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/22, AGM	129,999
200,000	Henry County Community Unit School District No 229 Kewanee, GO, Series B, 3.00%, 12/1/23, AGM	200,455
100,000	Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, GO, 5.00%, 12/1/22, BAM	100,005
345,000	Village of Franklin Park IL, GO, 3.00%, 7/1/23, AGM	345,601
230,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/22	229,965
250,000	Village of Libertyville IL, GO, Series A, 3.00%, 12/15/23	250,331
175,000	Village of Libertyville IL, GO, Series B, 4.00%, 5/1/23	175,879
170,000	West Chicago Park District, GO, Series B, 3.00%, 12/1/22, BAM	170,000
250,000	Yorkville-Bristol Sanitation District, GO, 5.00%, 12/15/23, AGM	255,630
		2,740,739
Indiana (4.0%)
500,000	Indianapolis-Marion County Public Library, GO, 3.00%, 7/1/23, ST INTERCEPT	499,946
510,000	Lafayette School Corp., GO, 3.00%, 1/15/23, ST INTERCEPT	509,793
		1,009,739
Iowa (2.0%)
510,000	East Mills Community School District, GO, 5.00%, 5/1/23, BAM	515,174
Kansas (0.6%)
155,000	City of Olathe KS, GO, Series 233, 3.00%, 10/1/23	155,438
Kentucky (11.8%)
200,000	Kentucky Association of Counties Finance Corp. Revenue, 2.00%, 2/1/23	199,601
885,000	Kentucky Interlocal School Transportation Association, Certificate participation, 1.25%, 3/1/23, ST INTERCEPT	879,972
555,000	Kentucky State Property & Building Commission Revenue, 5.00%, 8/1/23	563,490
395,000	Leslie County School District Finance Corp. Revenue, 1.00%, 12/1/22, ST INTERCEPT	394,967
615,000	Mason County School District Finance Corp. Revenue, 2.00%, 9/1/23, ST INTERCEPT	610,655
355,000	Pulaski County School District Finance Corp. Revenue, 3.00%, 4/1/23, ST INTERCEPT	355,227
		3,003,912
Michigan (2.9%)
150,000	Central Michigan University Revenue, 5.00%, 10/1/23	152,560
295,000	Charter Township of Brownstown MI, GO, 4.00%, 5/1/23	296,604

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Michigan, continued:
$285,000	City of Gibraltar MI, GO, 3.00%, 11/1/23, BAM	$285,735
		734,899
Mississippi (0.8%)
200,000	County of Jackson MS Revenue, 1.45%, 6/1/23, Callable 3/1/23 @ 100*(a)	200,000
Missouri (2.7%)
200,000	County of Dunklin MO Revenue, 3.00%, 12/1/22	199,998
185,000	Nixa Public Schools, Certificate participation, 4.00%, 4/1/23	185,795
300,000	Polk County Reorganized School District No 1, GO, 4.00%, 3/1/23	300,985
		686,778
Nevada (2.1%)
525,000	Washoe County School District, GO, Series A, 5.00%, 6/1/23	531,513
North Dakota (0.8%)
200,000	City of Horace ND, GO, 3.00%, 5/1/23	199,464
Ohio (26.9%)
180,000	American Municipal Power, Inc. Revenue, 2.00%, 3/2/23	179,551
350,000	American Municipal Power, Inc.Revenue, 3.50%, 6/22/23	350,621
350,000	American Municipal Power, Inc. Revenue, 4.25%, 10/27/23	352,020
1,000,000	City of Brecksville OH, GO, 4.00%, 9/21/23	1,006,663
300,000	City of Garfield Heights OH, GO, 3.88%, 6/15/23	300,377
305,000	City of Huber Heights OH, GO, 5.00%, 11/14/23	309,781
375,000	City of Trenton OH, GO, 4.00%, 11/7/23	377,341
279,000	City of Vandalia OH, GO, 3.75%, 8/23/23	279,724
500,000	City of Willoughby OH, GO, 5.00%, 8/10/23	507,331
500,000	County of Lucas OH, GO, 3.88%, 10/13/23	503,987
645,000	County of Miami OH, GO, 3.25%, 7/27/23	643,933
600,000	County of Trumbull OH, GO, 3.63%, 7/20/23	600,825
405,000	Township of Blendon OH, GO, 5.00%, 11/16/23	411,386
525,000	Village of Bratenahl OH, GO, 3.25%, 8/10/23	522,999
500,000	Village of Oakwood OH / Cuyahoga County, GO, 4.00%, 9/14/23	503,723
		6,850,262
Pennsylvania (2.3%)
580,000	Borough of Lewistown PA, GO, 4.00%, 12/15/23, BAM	587,833
Rhode Island (1.2%)
300,000	Rhode Island Health And Educational Building Corp., GO, 4.00%, 5/15/23, AGM	301,876
Tennessee (4.9%)
255,000	County of Fayette TN, GO, 2.00%, 3/1/23	254,524
1,000,000	Montgomery County Public Building Authority Revenue, 1.92%, 11/1/27, Callable 1/1/23 @ 100*(a)	1,000,000
		1,254,524
Texas (21.7%)
680,000	Austin Texas Hotel Occupancy Tax Revenue, 1.88%, 11/15/29, Continuously Callable @100(a)	680,000
290,000	Barbers Hill Independent School District, GO, 5.00%, 2/15/23	291,369
195,000	Brazoria County Municipal Utility District No 28, GO, Series A, 2.00%, 9/1/23, BAM	193,514
420,000	Broaddus Independent School District, GO, Series A, 4.00%, 2/15/23, PSF-GTD	421,177
300,000	City of Edinburg Texas, GO, 5.00%, 3/1/23, AGM	301,822

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
November 30, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	$100,850
100,000	City of Elgin Texas, GO, 4.00%, 7/15/23, AGM	100,850
375,000	City of Haltom City Texas, GO, Series A, 5.00%, 2/1/23	376,484
220,000	City of Talty TX, GO, 3.00%, 3/15/23, AGM	220,130
400,000	East Cedar Creek Fresh Water Supply District Revenue, 3.00%, 1/1/23, AGM	399,845
180,000	Fort Bend County Municipal Utility District No 139, GO, 4.00%, 3/1/23, AGM	180,573
220,000	Fulshear Municipal Utility District No 3A, GO, 4.00%, 9/1/23,AGM	221,991
675,000	Galveston County Municipal Utility District No 56, GO, 4.50%, 12/1/22, AGM	675,022
375,000	Harris County Municipal Utility District No 278, GO, 4.00%, 9/1/23, BAM	378,478
450,000	Harris County Municipal Utility District No 449, GO, 3.00%, 9/1/23, AGM	450,805

Shares or Principal Amount	Security Description	Value

Municipal Bonds, continued:
Texas, continued:
$250,000	Kaufman County Municipal Utility District No 14, GO, 2.00%, 3/1/23, AGM	$249,025
300,000	San Patricio Municipal Water District Revenue, 3.00%, 7/10/23, AGM	300,514
		5,542,449
Washington (1.3%)
340,000	State of Washington, Certificate Participation, Series B, 5.00%, 7/1/23	344,777
Wisconsin (1.0%)
250,000	County of Eau Claire WI, GO, Series A, 4.00%, 9/1/23	252,690
Total Municipal Bonds (Cost $25,064,767)		24,912,067

Investment in Affiliates (1.3%)
329,345	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(b)	329,345
Total Investment in Affiliates (Cost $329,345)		329,345

Total Investments (Cost $25,394,112) — 99.0%		25,241,412
Other assets in excess of liabilities — 1.0%		242,448
Net Assets -100.0%		$25,483,860

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at November 30, 2022.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
GO	General Obligation
PSF-GTD	Public School Fund Guaranteed

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
November 30, 2022 (Unaudited)

Shares	Security Description	Value

Common Stocks (95.0%)
Aerospace & Defense (0.6%)
276	Mercury Systems, Inc.(a)	$14,026
Air Freight & Logistics (1.4%)
23	Expeditors International of Washington, Inc.	2,669
704	Gxo Logistics, Inc.(a)	32,990
		35,659
Airlines (0.1%)
266	JetBlue Airways Corp.(a)	2,117
Auto Components (0.4%)
241	BorgWarner, Inc.	10,245
Banks (3.0%)
2,424	Regions Financial Corp.	56,261
100	Webster Financial Corp.	5,434
53	Wintrust Financial Corp.	4,846
175	Zions Bancorp	9,068
		75,609
Biotechnology (2.7%)
126	Exact Sciences Corp.(a)	5,664
486	Neurocrine Biosciences, Inc.(a)	61,751
		67,415
Capital Markets (3.2%)
181	LPL Financial Holdings, Inc.	42,844
33	MSCI, Inc., Class A	16,758
312	Nasdaq, Inc.	21,360
		80,962
Chemicals (3.7%)
192	Albemarle Corp.	53,374
464	Axalta Coating Systems, Ltd.(a)	12,454
252	Celanese Corp., Class A	27,039
		92,867
Commercial Services & Supplies (0.2%)
106	Stericycle, Inc.(a)	5,526
Communications Equipment (1.3%)
237	Arista Networks, Inc.(a)	33,014
Construction & Engineering (0.3%)
230	MDU Resources Group, Inc.	7,243
Consumer Finance (1.7%)
1,107	Synchrony Financial	41,601
Containers & Packaging (1.6%)
343	AptarGroup, Inc.	36,406
87	Ball Corp.	4,879
		41,285
Diversified Financial Services (0.6%)
230	Voya Financial, Inc.	15,175
Electric Utilities (1.7%)
91	Alliant Energy Corp.	5,123
529	Xcel Energy, Inc.	37,147
		42,270
Electrical Equipment (1.9%)
85	Acuity Brands, Inc.	16,005
418	nVent Electric PLC	16,724
120	Regal-Beloit Corp.	15,733
		48,462
Electronic Equipment, Instruments & Components (1.5%)
201	CDW Corp.	37,917
Energy Equipment & Services (2.4%)
2,087	Baker Hughes Co.	60,565
Entertainment (2.5%)
286	Electronic Arts, Inc.	37,403
2,612	Playtika Holding Corp.(a)	24,683
		62,086
Equity Real Estate Investment Trusts (REITs) (6.2%)
1,342	Healthpeak Properties, Inc.	35,241
1,807	Omega Healthcare Investors, Inc.	54,716

Shares	Security Description	Value

Common Stocks, continued:
Equity Real Estate Investment Trusts (REITs), continued:
938	Welltower, Inc.	$66,626
		156,583
Food & Staples Retailing (0.2%)
22	Casey's General Stores, Inc.	5,346
Food Products (1.9%)
269	Conagra Brands, Inc.	10,217
227	Darling Ingredients, Inc.(a)	16,305
302	Kellogg Co.	22,031
		48,553
Health Care Equipment & Supplies (2.0%)
303	Hologic, Inc.(a)	23,076
17	IDEXX Laboratories, Inc.(a)	7,240
86	West Pharmaceutical Services, Inc.	20,181
		50,497
Health Care Providers & Services (3.2%)
96	DaVita Healthcare Partners, Inc.(a)	7,078
699	Encompass Health Corp.	40,877
138	Guardant Health, Inc.(a)	7,223
1,190	Oak Street Health, Inc.(a)	25,728
		80,906
Hotels, Restaurants & Leisure (2.7%)
188	Aramark	7,821
426	Hilton Worldwide Holdings, Inc.	60,756
		68,577
Household Products (1.1%)
187	The Clorox Co.	27,798
Independent Power and Renewable Electricity Producers (0.7%)
572	AES Corp.	16,542
Insurance (4.5%)
71	Principal Financial Group, Inc.	6,367
51	Reinsurance Group of America, Inc.	7,365
768	The Hartford Financial Services Group, Inc.	58,652
938	Unum Group	39,565
		111,949
Internet & Direct Marketing Retail (2.1%)
389	Etsy, Inc.(a)	51,383
IT Services (5.5%)
369	Akamai Technologies, Inc.(a)	35,003
956	Genpact, Ltd.	44,081
824	Switch, Inc., Class A	28,222
880	Teradata Corp.(a)	30,052
		137,358
Life Sciences Tools & Services (1.1%)
201	Azenta, Inc.	12,102
39	Bio-Rad Laboratories, Inc., Class A(a)	16,174
		28,276
Machinery (5.8%)
401	Allison Transmission Holdings, Inc.	17,965
1,040	Gates Industrial Corp. PLC(a)	12,085
474	Otis Worldwide Corp.	37,015
985	Pentair PLC	45,083
204	The Timken Co.	15,500
168	The Toro Co.	18,646
		146,294
Media (1.5%)
17	Cable One, Inc.	12,313
90	New York Times Co.	3,299
651	The Interpublic Group of Cos., Inc.	22,368
		37,980
Mortgage Real Estate Investment Trusts (REITs) (0.8%)
1,893	AGNC Investment Corp.	18,911
Multiline Retail (1.9%)
1,125	Kohl's Corp.	36,090

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Mid Cap Diverse Leadership Fund
November 30, 2022 (Unaudited)	Concluded

Shares	Security Description	Value

Common Stocks, continued:
Multiline Retail, continued:
519	Nordstrom, Inc.	$10,883
		46,973
Multi-Utilities (3.1%)
1,998	CenterPoint Energy, Inc.	62,158
266	Public Service Enterprise Group, Inc.	16,106
		78,264
Oil, Gas & Consumable Fuels (2.5%)
1,414	EQT Corp.	59,968
23	ONEOK, Inc.	1,539
		61,507
Professional Services (3.8%)
326	Booz Allen Hamilton Holding Corp.	34,686
88	Leidos Holdings, Inc.	9,621
334	ManpowerGroup, Inc.	29,232
128	Science Applications International Corp.	14,094
43	Verisk Analytics, Inc.	7,900
		95,533
Real Estate Management & Development (0.5%)
81	Jones Lang LaSalle, Inc.(a)	13,622
Semiconductors & Semiconductor Equipment (1.7%)
579	ON Semiconductor Corp.(a)	43,541
Software (3.2%)
276	Dropbox, Inc., Class A(a)	6,503
656	Fortinet, Inc.(a)	34,873
115	Hubspot, Inc.(a)	34,848

Shares	Security Description	Value

Common Stocks, continued:
Software, continued:
298	Informatica, Inc., Class A(a)	$5,120
		81,344
Specialty Retail (1.3%)
22	O'Reilly Automotive, Inc.(a)	19,020
50	RH(a)	14,341
		33,361
Technology Hardware, Storage & Peripherals (2.3%)
353	HP, Inc.	10,604
1,250	Western Digital Corp.(a)	45,938
		56,542
Textiles, Apparel & Luxury Goods (3.5%)
479	Hanesbrands, Inc.	3,219
168	Lululemon Athletica, Inc.(a)	63,892
522	Tapestry, Inc.	19,716
		86,827
Trading Companies & Distributors (0.5%)
308	Air Lease Corp.	11,895
Water Utilities (0.6%)
92	American Water Works Co., Inc.	13,962
Total Common Stocks (Cost $2,254,333)		2,384,368

Investment in Affiliates (3.5%)
88,400	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(b)	88,400
Total Investment in Affiliates (Cost $88,400)		88,400

Total Investments (Cost $2,342,733) — 98.5%		2,472,768
Other assets in excess of liabilities — 1.5%		38,158
Net Assets -100.0%		$2,510,926

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.

 See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
November 30, 2022 (Unaudited)

Shares	Security Description	Value

Common Stocks (84.6%)
Aerospace & Defense (5.5%)
3,171	General Dynamics Corp.	$800,329
2,760	Huntington Ingalls Industries, Inc.	640,209
1,727	Northrop Grumman Corp.	920,992
		2,361,530
Automobiles (0.6%)
1,236	Tesla, Inc.(a)	240,649
Beverages (6.2%)
5,117	Constellation Brands, Inc., Class A	1,316,860
7,331	PepsiCo, Inc.	1,359,974
		2,676,834
Biotechnology (6.8%)
4,372	AbbVie, Inc.	704,679
13,710	PTC Therapeutics, Inc.(a)	568,828
1,038	Regeneron Pharmaceuticals, Inc.(a)	780,265
2,760	Vertex Pharmaceuticals, Inc.(a)	873,264
		2,927,036
Chemicals (1.2%)
7,504	Corteva, Inc.	503,969
Construction & Engineering (2.1%)
10,545	AECOM	896,325
Diversified Financial Services (2.4%)
3,297	Berkshire Hathaway, Inc., Class B(a)	1,050,424
Electric Utilities (6.4%)
10,147	American Electric Power Co., Inc.	982,230
22,913	FirstEnergy Corp.	944,932
9,671	NextEra Energy, Inc.	819,134
		2,746,296
Food & Staples Retailing (3.1%)
2,498	Costco Wholesale Corp.	1,347,047
Food Products (1.2%)
5,846	Lamb Weston Holdings, Inc.	508,017
Health Care Providers & Services (7.9%)
6,887	Cardinal Health, Inc.	552,131
9,170	CVS Health Corp.	934,239
2,888	McKesson Corp.	1,102,292
1,446	UnitedHealth Group, Inc.	792,061
		3,380,723
Hotels, Restaurants & Leisure (1.3%)
2,066	McDonald's Corp.	563,584
Insurance (3.1%)
10,095	American International Group, Inc.	637,096
6,307	Prudential Financial, Inc.	681,345
		1,318,441
Interactive Media & Services (1.6%)
6,958	Alphabet, Inc., Class C(a)	705,889
Internet & Direct Marketing Retail (1.4%)
6,198	Amazon.com, Inc.(a)	598,355
IT Services (1.6%)
2,214	Accenture PLC, Class A	666,259
Machinery (1.9%)
8,260	Westinghouse Air Brake Technologies Corp.	835,003
Oil, Gas & Consumable Fuels (5.4%)
13,529	Devon Energy Corp.	927,007
7,382	Exxon Mobil Corp.	821,912
2,355	Pioneer Natural Resources Co.	555,756
		2,304,675
Pharmaceuticals (5.2%)
6,865	Johnson & Johnson	1,221,970
9,011	Merck & Co., Inc.	992,291
		2,214,261
Semiconductors & Semiconductor Equipment (2.2%)
1,712	Broadcom, Inc.	943,363

Shares	Security Description	Value

Common Stocks, continued:
Software (8.8%)
6,248	Microsoft Corp.	$1,594,115
5,794	Palo Alto Networks, Inc.(a)	984,401
2,836	Salesforce, Inc.(a)	454,469
19,447	Tenable Holdings, Inc.(a)	742,486
		3,775,471
Technology Hardware, Storage & Peripherals (5.9%)
10,403	Apple, Inc.	1,539,956
33,483	Pure Storage, Inc.(a)	977,369
		2,517,325
Wireless Telecommunication Services (2.8%)
7,853	T-Mobile US, Inc.(a)	1,189,415
Total Common Stocks (Cost $33,651,949)		36,270,891

Investment Companies (1.9%)
9,410	ProShares UltraPro Short QQQ	389,386
28,950	ProShares UltraPro Short S&P 500	411,090
Total Investment Companies (Cost $873,329)		800,476

Investment in Affiliates (13.4%)
5,759,399	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(b)	5,759,399
Total Investment in Affiliates (Cost $5,759,399)		5,759,399

Total Investments (Cost $40,284,677) — 99.9%		42,830,766
Other assets in excess of liabilities — 0.1%		28,081
Net Assets -100.0%		$42,858,847

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Opportunistic Fund
November 30, 2022 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.

 See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks (90.3%)
Chemicals (2.9%)
3,500	Albemarle Corp.	$972,965
3,000	Linde PLC.	1,009,440
27,000	Livent Corp.(a)	755,730
		2,738,135
Construction & Engineering (0.1%)
1,500	Ameresco, Inc.(a)	98,280
Electric Utilities (0.1%)
46	ALLETE, Inc.	3,045
151	Duke Energy Corp.	15,089
24	Eversource Energy	1,989
79	Fortis, Inc.	3,183
11	IDACORP, Inc.	1,216
31	MGE Energy, Inc.	2,232
478	NextEra Energy, Inc.	40,487
66	Otter Tail Corp.	3,935
209	The Southern Co.	14,137
23	Xcel Energy, Inc.	1,615
		86,928
Electrical Equipment (1.6%)
140,000	Ballard Power Systems, Inc.(a)	854,000
5,000	Bloom Energy Corp., Class A(a)	106,450
60,000	Vestas Wind Systems A/S ADR	507,000
		1,467,450
Energy Equipment & Services (19.3%)
465	Baker Hughes Co.	13,494
105,474	Halliburton Co.	3,996,410
50,000	Noble Corp. PLC(a)	1,856,500
100,000	Patterson-UTI Energy, Inc.	1,795,000
65,729	Schlumberger NV.	3,388,330
34,176	Tenaris SA ADR	1,178,047
50,000	Valaris, Ltd.(a)	3,300,500
60,000	Weatherford International PLC(a)	2,604,000
		18,132,281
Gas Utilities (0.0%^)
34	Brookfield Infrastructure Corp., Class A	1,594
20	Chesapeake Utilities Corp.	2,394
81	National Fuel & Gas Co.	5,365
		9,353
Independent Power and Renewable Electricity Producers (0.0%^)
132	Ormat Technologies, Inc.	11,937
15	Sunnova Energy International, Inc.(a)	342
86	TransAlta Corp.	804
		13,083
Multi-Utilities (0.1%)
40	CMS Energy Corp.	2,443
496	Dominion Resources, Inc.	30,310
61	DTE Energy Co.	7,077
601	National Grid PLC ADR	37,022
212	Sempra Energy	35,232
36	WEC Energy Group, Inc.	3,569
		115,653
Oil, Gas & Consumable Fuels (65.1%)
65,000	APA Corp.	3,045,250
20,000	BP PLC ADR	718,000
57,000	Cameco Corp.	1,389,660
1,793	Canadian Natural Resources, Ltd.	107,078
9,000	Cheniere Energy, Inc.	1,578,240
33,000	Chesapeake Energy Corp.	3,415,500
3,245	Chevron Corp.	594,841
100,000	Comstock Resources, Inc.	1,835,000
25,202	ConocoPhillips	3,112,699

Shares or Principal Amount	Security Description	Value

Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
60,000	Coterra Energy, Inc.	$1,674,600
50,000	Devon Energy Corp.	3,426,000
16,000	Diamondback Energy, Inc.	2,368,320
35,245	Enbridge, Inc.	1,455,266
17,090	EOG Resources, Inc.	2,425,584
31,712	Exxon Mobil Corp.	3,530,814
20,000	Hess Corp.	2,878,200
100,000	Marathon Oil Corp.	3,063,000
18,461	Marathon Petroleum Corp.	2,248,734
90,000	Occidental Petroleum Corp.	6,254,100
21,307	ONEOK, Inc.	1,425,864
8,949	Phillips 66	970,430
12,000	Pioneer Natural Resources Co.	2,831,880
3,586	Shell PLC ADR	209,673
250,000	Southwestern Energy Co.(a)	1,730,000
100,000	Suncor Energy, Inc.	3,287,000
28,437	TC Energy Corp.	1,264,878
5,578	The Williams Cos., Inc.	193,557
10,302	Valero Energy Corp.	1,376,553
105,000	Woodside Energy Group, Ltd. ADR	2,648,100
		61,058,821
Semiconductors & Semiconductor Equipment (1.0%)
3,000	SolarEdge Technologies, Inc.(a)	896,580
Water Utilities (0.1%)
282	American States Water Co.	27,633
412	American Water Works Co., Inc.	62,525
38	California Water Service Group.	2,468
609	Essential Utilities, Inc.	29,378
49	Middlesex Water Co.	4,579
11	The York Water Co.	503
		127,086
Total Common Stocks (Cost $63,764,359)		84,743,650

Corporate Bonds (5.2%)
Energy Equipment & Services (1.0%)
$400,000	Schlumberger Holdings Corp., 3.90%, 5/17/28, Callable 2/17/28 @ 100 *(b)	376,918
600,000	Valaris, Ltd., 8.25%, 4/30/28, Callable 4/30/23 @ 104*	594,633
		971,551
Oil, Gas & Consumable Fuels (4.2%)
1,100,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27, Callable 9/15/27 @ 100 *	1,024,674
725,000	Enbridge, Inc., 1.60%, 10/4/26, Callable 4/9/26 @ 100 *	636,692
300,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 1/7/23 @ 100 *	296,595
550,000	Matador Resources Co., 5.88%, 9/15/26, Callable 12/27/22 @ 103 *	538,937
400,000	Range Resources Corp., 8.25%, 1/15/29, Callable 1/15/24 @ 104 *	413,900
1,100,000	Shell International Finance BV, 2.75%, 4/6/30, Callable 6/1/30 @ 100 *	972,607
		3,883,405
Total Corporate Bonds (Cost $5,028,802)		4,854,956

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	World Energy Fund
November 30, 2022 (Unaudited)	Concluded

Shares or Principal Amount	Security Description	Value

Investment Companies (3.2%)
16,000	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 2X Shares	$2,929,760
Total Investment Companies (Cost $3,116,824)		2,929,760

Investment in Affiliates (1.0%)
974,394	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(c)	974,394
Total Investment in Affiliates (Cost $974,394)		974,394

Total Investments (Cost $72,884,379) — 99.7%	93,502,760
Other assets in excess of liabilities — 0.3%	324,845
Net Assets - 100.0%	$93,827,605

The Adviser has determined that 45.0% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
^	Represent less than 0.05%.

ADR                 American Depositary Receipt

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2022 (Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks+ (101.3%)
Aerospace & Defense (2.7%)
10,200	Raytheon Technologies Corp.	$1,006,944
Beverages (9.0%)
9,400	PepsiCo, Inc.	1,743,794
25,200	The Coca-Cola Co.	1,602,972
		3,346,766
Biotechnology (5.7%)
13,200	AbbVie, Inc.	2,127,576
Capital Markets (6.5%)
1,800	BlackRock, Inc.	1,288,800
12,300	Morgan Stanley.	1,144,761
		2,433,561
Chemicals (3.3%)
24,000	Dow, Inc.	1,223,280
Communications Equipment (3.3%)
24,600	Cisco Systems, Inc.	1,223,112
Containers & Packaging (2.6%)
7,200	Packaging Corp. of America	978,408
Diversified Telecommunication Services (3.3%)
31,700	Verizon Communications, Inc.	1,235,666
Electric Utilities (12.5%)
17,000	American Electric Power Co., Inc.	1,645,600
18,600	Duke Energy Corp.	1,858,698
28,100	FirstEnergy Corp.	1,158,844
		4,663,142
Electrical Equipment (2.9%)
11,300	Emerson Electric Co.	1,082,201
Electronic Equipment, Instruments & Components (2.4%)
26,200	Corning, Inc.	894,206
Equity Real Estate Investment Trusts (REITs) (5.8%)
6,400	Crown Castle International Corp.	905,152
38,400	STAG Industrial, Inc.	1,263,744
		2,168,896
Health Care Providers & Services (3.4%)
15,700	Cardinal Health, Inc.	1,258,669
Hotels, Restaurants & Leisure (2.8%)
3,800	McDonald's Corp.	1,036,602

Shares or Principal Amount	Security Description	Value
Common Stocks+, continued:
Household Products (2.4%)
6,100	The Procter & Gamble Co.	$909,876
Oil, Gas & Consumable Fuels (14.5%)
38,900	Coterra Energy, Inc.	1,085,699
21,600	ONEOK, Inc.	1,445,472
15,800	Phillips 66	1,713,352
5,000	Pioneer Natural Resources Co.	1,179,950
		5,424,473
Pharmaceuticals (9.1%)
19,100	AstraZeneca PLC ADR	1,298,227
18,900	Merck & Co., Inc.	2,081,268
		3,379,495
Semiconductors & Semiconductor Equipment (3.0%)
2,000	Broadcom, Inc.	1,102,060
Specialty Retail (2.5%)
2,900	The Home Depot, Inc.	939,571
Trading Companies & Distributors (3.6%)
15,700	MSC Industrial Direct Co., Inc.	1,347,531
Total Common Stocks (Cost $35,996,148).		37,782,035

Purchased Options (1.3%)^
136	American Electric Power Co., Inc.	25,840
120	Duke Energy Corp.	26,400
10	S&P 500 Index	57,350
40	SPDR S&P 500 ETF Trust	21,400
393	SPDR S&P 500 ETF Trust	328,548
200	Verizon Communications, Inc.	21,000
Total Purchased Options (Cost $1,330,243).		480,538

Investment in Affiliates (3.9%)
1,468,086	Cavanal Hill Government Securities Money Market Fund, Select Shares, 3.67%(a)	1,468,086
Total Investment in Affiliates (Cost $1,468,086)		1,468,086

Total Investments (Cost $38,794,477) — 106.5%		39,730,659
Liabilities in excess of other assets — (6.5)%		(2,426,409)
Net Assets - 100.0%		$37,304,250

(a)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2022.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
^	See Options table below for more details.

See notes to schedule of portfolio of investments.

Schedule of Portfolio Investments	Hedged Income Fund
November 30, 2022 (Unaudited)	Concluded

At November 30, 2022, the Fund's exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

American Electric Power Co., Inc.	Put	80.00 USD	5/19/23	136	$10,880	$25,840
Duke Energy Corp.	Put	90.00 USD	4/21/23	120	10,800	26,400
S&P 500 Index	Put	3500.00 USD	4/21/23	10	35,000	57,350
SPDR S&P 500 ETF Trust	Put	360.00 USD	3/17/23	40	14,400	21,400
SPDR S&P 500 ETF Trust	Put	373.00 USD	3/17/23	393	146,589	328,548
Verizon Communications, Inc.	Put	35.00 USD	4/21/23	200	7,000	21,000
Total (Cost $1,330,243)						$480,538

At November 30, 2022, the Fund's exchange traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

Abbvie, Inc.	Call	165.00 USD	12/16/22	36	$5,940	$(3,960)
Abbvie, Inc.	Call	125.00 USD	6/16/23	6	750	(22,800)
Abbvie, Inc.	Call	115.00 USD	1/19/24	90	10,350	(442,800)
American Electric Power Co., Inc.	Call	97.50 USD	1/20/23	96	9,360	(29,472)
AstraZeneca PLC	Call	65.00 USD	12/23/22	187	12,155	(62,645)
BlackRock, Inc.	Call	670.00 USD	12/16/22	17	11,390	(59,160)
Broadcom, Inc.	Call	550.00 USD	12/30/22	20	11,000	(40,000)
Cardinal Health, Inc.	Call	77.00 USD	12/23/22	153	11,781	(58,140)
Cisco Systems, Inc.	Call	50.00 USD	12/16/22	240	12,000	(18,480)
Coca-Cola Co. The	Call	64.00 USD	12/16/22	66	4,224	(4,290)
Coca-Cola Co. The	Call	57.50 USD	2/17/23	186	10,695	(125,550)
Coterra Energy, Inc.	Call	31.00 USD	12/16/22	389	12,059	(5,835)
Dow, Inc.	Call	53.00 USD	12/2/22	235	12,455	(705)
Emerson Electric Co.	Call	85.00 USD	1/20/23	110	9,350	(125,400)
Home Depot, Inc. The	Call	330.00 USD	12/23/22	28	9,240	(15,260)
McDonald's Corp.	Call	280.00 USD	12/30/22	37	10,360	(7,696)
Merck Co., Inc.	Call	85.00 USD	2/17/23	150	12,750	(372,750)
Merck Co., Inc.	Call	97.50 USD	6/16/23	35	3,413	(55,020)
Morgan Stanley	Call	92.00 USD	12/2/22	1	92	(155)
Morgan Stanley	Call	96.00 USD	12/16/22	122	11,712	(11,468)
MSC Industrial Direct Co.	Call	85.00 USD	12/16/22	153	13,005	(38,250)
ONEOK, Inc.	Call	60.00 USD	1/20/23	124	7,440	(102,052)
ONEOK, Inc.	Call	70.00 USD	1/20/23	87	6,090	(15,660)
Packaging Corp. of America	Call	135.00 USD	12/16/22	70	9,450	(28,700)
PepsiCo, Inc.	Call	192.50 USD	12/16/22	94	18,095	(1,692)
Phillips 66	Call	95.00 USD	1/20/23	10	950	(14,640)
Phillips 66	Call	95.00 USD	2/17/23	144	13,680	(233,280)
Procter Gamble Co. The	Call	142.00 USD	12/23/22	60	8,520	(45,600)
Raytheon Technologies Corp.	Call	95.00 USD	12/30/22	100	9,500	(38,500)
Total (Premiums $(1,947,093))						$(1,979,960)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See notes to schedule of portfolio of investments.

1.	Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of November 30, 2022 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Strategic Enhanced Yield Fund:
Brean Asset Backed Securities Trust, Series 2021-RM1, M1, 1.60%, 10/25/63	3/25/21	323,881	354,239	194,831

2.	Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending November 30, 2022 is noted below:

	Fair Value			Net Realized Gains/	Net Change in Unrealized Appreciation/	Fair Value	Shares as of	Dividend
Fund	8/31/22	Purchases	Sales	(Losses)	(Depreciation)	11/30/22	11/30/22	Income
Limited Duration Fund	$1,667,001	$6,917,395	$(6,530,089)	$-	$-	$2,054,307	2,054,307	$12,703
Moderate Duration Fund	816,231	5,417,668	(4,563,026)	-	-	1,670,873	1,670,873	8,427
Bond Fund	6,466,384	22,977,258	(23,638,090)	-	-	5,805,552	5,805,552	25,057
Strategic Enhanced Yield Fund	456,996	4,511,404	(3,533,676)	-	-	1,434,724	1,434,724	7,393
Ultra Short Tax-Free Income Fund	20,027	4,439,422	(4,130,104)	-	-	329,345	329,345	2,920
Mid Cap Diverse Leadership Fund	40,468	181,069	(133,137)	-	-	88,400	88,400	368
Opportunistic Fund	3,531,733	10,216,628	(7,988,962)	-	-	5,759,399	5,759,399	30,650
World Energy Fund	712,430	20,420,868	(20,158,904)	-	-	974,394	974,394	9,724
Hedged Income Fund	941,095	3,706,864	(3,179,873)	-	-	1,468,086	1,468,086	7,700
	$14,652,365	$78,788,576	$(73,855,861)	$-	$-	$19,585,080	19,585,080	$104,942